Mortgage Loans	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Receivables [Abstract]
Mortgage Loans
9. Mortgage Loans
The following table summarizes the components of mortgage loans as of June 30, 2021 and December 31, 2020:

			Principal Balance Outstanding
Indebtedness	Interest Rate (1)	Maturity Date	June 30, 2021	December 31, 2020
Anzio Apartments mortgage loan	L + 1.59%	April 2029	$44,400,000	$44,400,000
Two Liberty Center mortgage loan (2)	L + 1.50%	August 2024	62,085,155	61,971,000
Ezlyn mortgage loan	3.38%	December 2026	53,040,000	53,040,000
Lakes mortgage loan (2)	L + 1.55%	February 2025	25,196,563	25,202,380
Arbors mortgage loan (3)	SOFR + 2.24%	January 2031	45,950,000	45,950,000

Total mortgage loans			230,671,718	230,563,380
Less: deferred financing costs, net			(1,217,743)	(1,376,424)

Mortgage loans, net			$229,453,975	$229,186,956

(1)	The term “L” refers to the one-month US dollar-denominated LIBOR. As of June 30, 2021 and December 31, 2020, one-month LIBOR was equal to 0.10% and 0.14%, respectively.
(2)
The mortgage loans are subject to customary terms and conditions, and the respective joint venture was in compliance with all financial covenants it is subject to under the mortgage loan as of June 30, 2021.

(3)	The term “SOFR” refers to the Secured Overnight Financing Rate. As of June 30, 2021 and December 31, 2020, the SOFR was 0.05% and 0.08%, respectively.
The following table presents the future principal payments due under the Company’s mortgage loans as of June 30, 2021:

Year	Amount
For the remainder of 2021	$—
2022	—
2023	—
2024	62,085,155
2025	25,196,563
Thereafter	143,390,000

Total	$230,671,718

9. Mortgage Loans
The following table summarizes the components of mortgage loans as of December 31, 2020 and 2019:

			Principal Balance Outstanding
Indebtedness	Interest Rate (1)	Maturity Date	December 31, 2020	December 31, 2019
Anzio Apartments mortgage loan	L + 1.59%	April 2029	$44,400,000	$44,400,000
Two Liberty Center mortgage loan (2)	L + 1.50%	August 2024	61,971,000	61,971,000
Ezlyn mortgage loan	3.38%	December 2026	53,040,000	53,040,000
Lakes mortgage loan (2)	L + 1.55%	February 2025	25,202,380	—
Arbors mortgage loan (3)	SOFR + 2.24%	January 2031	45,950,000	—

Total mortgage loans			230,563,380	159,411,000
Less: deferred financing costs, net			(1,376,424)	(934,146)

Mortgage loans, net			$229,186,956	$158,476,854

(1)	The term “L” refers to the one-month US dollar-denominated LIBOR. As of December 31, 2020 and 2019, one-month LIBOR was equal to 0.14% and 1.76%, respectively.
(2)
The mortgage loans are subject to customary terms and conditions, and the respective joint venture was in compliance with all financial covenants it is subject to under the mortgage loan as of December 31, 2020.

(3)	The term “SOFR” refers to the Secured Overnight Financing Rate. As of December 31, 2020, the SOFR was 0.08%.
The following table presents the future principal payments due under the Company’s mortgage loans as of December 31, 2020:

Year	Amount
2021	—
2022	—
2023	—
2024	61,971,000
2025	25,202,380
Thereafter	143,390,000

Total	$230,563,380

In connection with the acquisition of the Anzio Apartments, the Anzio Joint Venture obtained a $44.4 million mortgage loan from the Federal Home Loan Mortgage Corporation (Freddie Mac). The mortgage loan is secured by the Anzio Apartments and bears interest at a rate of LIBOR plus a spread of 159 basis points, payable as interest-only
for the first 60 months, then principal and interest payable for the remaining term based on a 360 month amortization period. The term of the mortgage loan is 120 months. Amounts prepaid under the mortgage loan are subject to a 1% penalty following a one year lockout period. The mortgage loan is subject to customary terms and conditions.
In connection with the acquisition of Two Liberty Center, the Liberty Joint Venture obtained a $62.0 million mortgage loan from Bank of America Merrill Lynch (BAML). The mortgage loan is secured by Two Liberty Center and bears interest at a rate of LIBOR plus a spread of 150 basis points, payable as interest-only for the initial term of 60 months. The term of the mortgage loan is 60 months with two one-year
extension options. The mortgage loan is subject to customary terms and conditions, and the Liberty Joint Venture was in compliance with all financial covenants it is subject to under the mortgage loan as of December 31, 2020.
In connection with the acquisition of Ezlyn, the Ezlyn Joint Venture obtained a $53.0 million mortgage loan from Freddie Mac. The mortgage loan is secured by Ezlyn and bears interest at a fixed rate of 3.38%, payable as interest-only throughout the full 84 month term. The mortgage loan has a prepayment lockout of two years followed by a defeasance penalty until the last 90 days of the loan term. The mortgage loan is subject to customary terms and conditions.
In connection with the acquisition of the Lakes property, the Lakes Joint Venture obtained a $27.9 million mortgage loan from Bank of America, N.A. (Bank of America). The mortgage loan is secured by the Lakes and bears interest at a rate of LIBOR plus a spread of 155 basis points, payable as interest-only. The term of the mortgage loan is 60 months and amounts prepaid under the mortgage loan are not subject to penalty. The mortgage loan is subject to customary terms and conditions, and the Lakes Joint Venture was in compliance with all financial covenants it is subject to under the mortgage loan as of December 31, 2020.
In connection with the acquisition of Arbors, the Arbors Joint Venture obtained a $46.0 million mortgage loan from Freddie Mac. The mortgage loan is secured by Arbors and bears interest at a variable rate equal to the Secured Overnight Financing Rate, “SOFR” plus a spread of 224 basis points, payable as interest-only for the first 60 months, then principal and interest payable for the remaining term based on a 360 month amortization period. The term of the mortgage loan is 120 months. Amounts prepaid under the mortgage loan are subject to a 1% penalty following a one year lockout period. The mortgage loan is subject to customary terms and conditions.